SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 15, 2019	Nov. 24, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019
Sprott Loans [Line Items]
Repayments of principal amount			$ 10,600	$ 0		$ 0
Shares issued for loan facility					$ 1,000
Shares issued for loan facility (Shares)					800,000
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Loan facility interest rate	11% per annum, compounded monthly.
Borrowings extended amount	$ 10,000
Additional fees of loan facility	$ 300
Repayments of principal amount			10,600
Principal amount outstanding			9,400
Payment for monthly interest charge			1,590	2,237
Shares issued for loan facility						$ 1,000
Shares issued for loan facility (Shares)						800,000
Interest expense on borrowings			2,120	$ 2,809
Gain on extension of Sprott Facility			$ 348
Sprott Facility [Member] | Subsequent Events [Member]
Sprott Loans [Line Items]
Repayments of principal amount		$ 4,900
Principal amount outstanding		$ 3,600